Concentration and Risks (Details) - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Concentration and risks
Cash and cash equivalents, restricted cash, time deposits and shortterm investments and long-term financial instruments subject to government controls.	¥ 50,848,631		¥ 24,509,656
Percentage of appreciation of domestic currency (RMB) against foreign currency(US$)		0.60%
Percentage of depreciation of peoples domestic currency (RMB) against foreign currency(US$)	11.40%